SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

The ordinary shares of the Company are traded on the Nasdaq Global Select Market, under the symbol "CRNT".

a.	General:

The ordinary shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

b.	Stock options plans:

1.
In 2003, the Company adopted a share option plan (the "Plan"). Under the Plan, options and RSU's may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years. The options expire between six to ten years from the date of grant. In December 2012, the Company extended the term of the Plan for an additional period of ten years.

Upon adoption of the Plan, the Company reserved for issuance 8,639,000 ordinary shares in accordance with the respective terms thereof. From the adoption of the plan until December 31, 2019 the board of the company approved to reserve an additional amount of 16,256,688 ordinary shares.  Any options or RSU's, which are canceled or forfeited before the expiration date, become available for future grants. As of December 31, 2019, the Company has 1,273,936 Ordinary shares available for future grant under the Plan.

2.	On September 6, 2010, the Company's board of directors amended the Plan so as to enable to grant Restricted Share Units ("RSUs") pursuant to such Plan.

3.	The following table summarizes the activities for the Company’s stock options for the year ended December 31, 2019:

	Year ended December 31, 2019
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	6,751,606	$3.99	3.47	$7,937
Granted	1,435,333	2.46
Exercised	(422,311)	1.42
Forfeited or expired	(689,028)	5.97

Outstanding at end of the year	7,075,600	$3.64	3.30	$1,366

Options exercisable at end of the year	4,568,753	$4.25	2.42	$1,242

Vested and expected to vest	6,635,385	$3.77	3.17	$1,362

The weighted average fair value of options granted during 2017, 2018 and 2019 was $1.11, $1.79 and $1.39, respectively.

The following table summarizes the activities for the Company’s RSUs for the year ended December 31, 2019:

	Year ended December 31, 2019
	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	376,811	$1,424
Granted	182,874
Vested	(152,393)
Forfeited	(33,669)

Unvested at end of the year	373,623	785

Vested and expected to vest	280,061	588

The weighted average fair value at grant date of RSUs granted during 2017, 2018 and 2019 was $2.07, $3.23 and $2.79.

As of December 31, 2019, the total unrecognized estimated compensation cost related to non-vested stock options and RSU`s granted prior to that date was $ 2,401, which is expected to be recognized over a weighted average period of approximately one year.

The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2019	Weighted average remaining contractual life (years) for outstanding options	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2019	Weighted average remaining contractual life (years) for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	373,623	-	0.00	-	-	0.00
0.01-2.00	1,520,110	1.73	1.21	1,362,569	1.61	1.20
2.01-4.00	4,159,085	4.31	2.73	1,905,266	3.45	2.70
4.01-6.00	325,321	3.62	4.59	229,834	2.98	4.75
6.01-8.00	31,000	2.72	6.50	31,000	2.72	6.50
8.01-10.00	459,334	2.19	8.99	459,334	2.19	8.99
10.01-13.04	580,750	0.90	12.40	580,750	0.90	12.40

	7,449,223			4,568,753

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2017, 2018 and 2019, was comprised as follows:

	Year ended December 31,
	2017	2018	2019

Cost of revenues	$54	$42	$71
Research and development	229	313	366
Selling and marketing	292	640	708
General and administrative	628	985	908

Total share-based compensation expenses	$1,203	$1,980	$2,053

c.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future.